Investment Strategy - FT Vest Bitcoin Strategy Floor15 ETF - January	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that are needed to provide exposure to bitcoin and to provide the Fund's "floor" as described herein. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s investment sub-advisor is Vest Financial LLC (“Vest” or the “Sub-Advisor”).In seeking to achieve its objective, the Fund will invest in option contracts, which include FLexible EXchange® Options (“FLEX Options”), standardized listed options and/or over-the-counter options (collectively, “Options”) that each utilize the Bitcoin Reference Instrument as the reference asset and short-term U.S. Treasury securities, cash and cash equivalents (including "box spreads"). The Bitcoin Reference Instrument for the current Target Outcome Period is the Cboe Bitcoin U.S. ETF Index. However, the Bitcoin Reference Instrument utilized by the Fund may change from one Target Outcome Period to the next. In future Target Outcome Periods, the Fund may utilize the following as the Bitcoin Reference Instrument: an exchange-traded grantor trust that holds bitcoin (a “Bitcoin ETP”) or indexes seeking to track the performance of a basket of Bitcoin ETPs ("Bitcoin ETP Indexes"). The Fund does not invest directly in bitcoin. Prior to the beginning of a new Target Outcome Period, the Fund will provide notice to shareholders identifying the Bitcoin Reference Instrument for the upcoming Target Outcome Period. For additional information on the Bitcoin Reference Instrument for the current Target Outcome Period, please see below.The Fund uses short-term U.S. Treasury securities, cash and cash equivalents, and Options on the Bitcoin Reference Instrument to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of the Bitcoin Reference Instrument. The pre-determined outcomes sought by the Fund, which include a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the "floor") and a cap of ____% (before fees and expenses), are based on the price performance of the Bitcoin Reference Instrument over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is ____% and the floor is ____%. The cap will be further reduced and the maximum loss incurred by the floor will be further extended by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:●If the Bitcoin Reference Instrument appreciates over the Target Outcome Period, the combination of the U.S. Treasury securities, cash and cash equivalents and the Options held by the Fund seeks to provide upside participation matching the performance of the Bitcoin Reference Instrument, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is ____%, prior to taking into account the Fund’s fees and expenses. To the extent the Bitcoin Reference Instrument appreciates over the Target Outcome Period in excess of the cap over that period, the Fund will not benefit from the excess gains experienced by the Bitcoin Reference Instrument.●If the Bitcoin Reference Instrument decreases over the Target Outcome Period by up to 15% or less, the combination of the U.S. Treasury securities, cash and cash equivalents and the Options held by the Fund seeks to provide a payoff at expiration that is intended to match that of the Bitcoin Reference Instrument up to a maximum loss of 15% (before fees and expenses) over the Target Outcome Period (i.e., the Fund’s shareholders will bear all Bitcoin Reference Instrument losses up to 15% on a one-to-one basis, meaning if the Bitcoin Reference Instrument loses 10%, the Fund loses 10%).●If the Bitcoin Reference Instrument decreases over the Target Outcome Period by more than 15%, the combination of the U.S. Treasury securities, cash and cash equivalents, and the Options held by the Fund seeks to provide a payoff at expiration that is intended to protect investors from Bitcoin Reference Instrument losses greater than 15% (before fees and expenses) over the Target Outcome Period (i.e., if the Bitcoin Reference Instrument loses 20%, the Fund loses 15%).See the bar chart and line graph set forth in the section entitled "Floor and Cap" for more information.The current Target Outcome Period will begin on January 12, 2026 and end on January 8, 2027. Subsequent Target Outcome Periods will begin on the next business day after the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The floor will remain approximately the same for each Target Outcome Period. The cap and floor, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range and Bitcoin Reference Instrument for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See “Subsequent Target Outcome Periods” for more information.The outcomes described in this prospectus are specifically designed to apply only if you hold shares on the first day of the Target Outcome Period and continue to hold them on the last day of the Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and floor are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Bitcoin Reference Instrument during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Bitcoin Reference Instrument. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value ("NAV") and the Bitcoin Reference Instrument’s price performance. As the Bitcoin Reference Instrument’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and floor for the Target Outcome Period are approximately fixed levels that are calculated in relation to the Bitcoin Reference Instrument price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and floor reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund's value and that investor may experience losses that exceed 15% prior to gaining the protection offered by the floor. See “Floor and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Bitcoin Reference Instrument over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Bitcoin Reference Instrument and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new floor will be established based on the then current price of the Bitcoin Reference Instrument and any losses experienced before the prior floor will be locked in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Bitcoin Reference Instrument.Floor and Cap The Fund seeks to provide maximum losses of 15% (before fees and expenses) of Bitcoin Reference Instrument losses over each Target Outcome Period. The Fund will bear the first 15% of losses down to the floor, and after the Bitcoin Reference Instrument has decreased in price by more than 15%, the Fund is designed to prevent all subsequent losses beyond 15% (i.e., if the Bitcoin Reference Instrument loses 20%, the Fund loses 15%). The floor is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund’s fees and expenses are taken into account, the floor is ____%. The maximum loss incurred by the floor will be further extended by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee. The Fund does not seek to provide a floor at any time other than the end of the Target Outcome Period.If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor may experience losses that exceed 15% prior to gaining the protection offered by the floor. This is because the 15% floor the Fund seeks to provide is based upon the Initial Fund Value. Additionally, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value. While the Fund seeks to limit losses to 15% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended floor, a shareholder could lose their entire investment.The returns of the Fund are subject to a cap of ____% (before fees and expenses) and ____% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Bitcoin Reference Instrument experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns (before fees and expenses) that match the percentage increase of the Bitcoin Reference Instrument, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Bitcoin Reference Instrument experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Bitcoin Reference Instrument, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.90% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap could be reduced and the maximum loss incurred by the floor could be further extended if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Bitcoin Reference Instrument volatility, and the relationship of puts and calls on the underlying Options. The cap level and floor are a result of the design of the Fund’s principal investment strategy. In order to provide exposure to the price returns of the Bitcoin Reference Instrument, the Fund purchases a series of Options and sells a series of Options on the first day of the Target Outcome Period. As the purchaser of Options, the Fund is obligated to pay a premium to the seller of those Options. The Fund receives a premium for the sale of Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the Options acquired and the amount of premiums the Fund will collect for the Options sold and will then go into the market and sell Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid or received per unit of the Bitcoin Reference Instrument, when combined with the U.S. Treasury securities, cash and cash equivalents is approximately equal to the price per unit of the Bitcoin Reference Instrument. The cap is the highest strike price of the sold Options.The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period and another 15% before subsequent losses will be protected by the floor. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Bitcoin Reference Instrument.The following bar chart and line graph illustrate the hypothetical returns that the combination of the U.S. Treasury securities, cash and cash equivalents, and Options seek to provide with respect to the price performance of the Bitcoin Reference Instrument in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period.●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Bitcoin Reference Instrument. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Bitcoin Reference Instrument’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Bitcoin Reference Instrument’s indicated performance. The blue line positioned from -15% and rising above 0% represents the price return of the Bitcoin Reference Instrument and the orange line represents the 15% floor.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BFJA, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and floor. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the "1940 Act"). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries. Nevertheless, the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin.General Information on OptionsFor each Target Outcome Period, the Fund may invest in both purchased and written put and call Options that reference the Bitcoin Reference Instrument. Because the value of the Fund is based on Options that reference the Bitcoin Reference Instrument and not the Bitcoin Reference Instrument directly, variations in the value of the Options impact the correlation between the Fund’s NAV and the price of the Bitcoin Reference Instrument. The Options that the Fund will hold that reference the Bitcoin Reference Instrument will give the Fund the right or the obligation to either receive or deliver a cash payment on the Option expiration date based upon the difference between the Bitcoin Reference Instrument's value and a strike price, depending on whether the Option is a put or call Option and whether the Fund purchases or sells the Option. The Options held by the Fund are European style options, which are exercisable at the strike price only on the Option expiration date.The Fund will generally, under normal conditions, hold multiple kinds of Options for each Target Outcome Period. The Fund may purchase call Options and put Options, while simultaneously selling (i.e., writing) call Options and put Options. The Fund intends to structure the Options so that any amount owed by the Fund on the written Options will be covered by payouts at expiration from the purchased Options and the U.S. Treasury securities and cash and cash equivalents. As a result, the Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written Options and pays premiums in exchange for the purchased Options. The Options Clearing Corporation (“OCC”) and securities exchanges on which the listed Options and FLEX Options are listed do not charge ongoing fees to writers or purchasers of the listed options and FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the Options purchased and sold on the first day of the Target Outcome Period, subject to the Fund's investment in Options on The Cboe Mini Bitcoin U.S. ETF Index, as described below.FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and Options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.Traditional exchange-listed Options have standardized terms, such as the type, the reference asset, the strike price and expiration date. Exchange-listed Options are also guaranteed for settlement by the OCC. Over-the-counter Options are options that are exchanged between private parties in the over-the-counter market rather than on exchanges. Over-the-counter Options are not executed and settled through clearinghouses, which may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract. Additionally, any deterioration in a counterparty’s creditworthiness could adversely affect the option.On the Option’s expiration date, the Fund intends to sell the Options prior to their expiration or cash-settle the Options and use the resulting proceeds to purchase new Options for the next Target Outcome Period.Additional Information on BitcoinBitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols (the “Bitcoin network”). The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the “bitcoin protocol.” Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the Bitcoin network and maintain the Bitcoin network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.The Bitcoin Reference InstrumentThe Bitcoin ETP Indexes that the Fund may utilize as the Bitcoin Reference Instrument include: Cboe Bitcoin U.S. ETF Index and Cboe Mini Bitcoin U.S. ETF Index. The Bitcoin ETPs that the Fund may utilize as the Bitcoin Reference Instrument include: iShares Bitcoin Trust ETF, Grayscale Bitcoin Trust ETF, Fidelity Wise Origin Bitcoin Fund, Bitwise Bitcoin ETF and ARK 21Shares Bitcoin ETF.For additional information on the Bitcoin Reference Instruments, please see the section entitled "Additional Information on the Fund's Investment Objective and Strategies."The Bitcoin Reference Instrument for the current Target Outcome Period is the Cboe Bitcoin U.S. ETF Index. The Fund may also invest in Options based on the Cboe Mini Bitcoin U.S. ETF Index. The Cboe Mini Bitcoin U.S. ETF Index is based on 1/10th the value of the Cboe Bitcoin U.S. ETF Index.To the extent the Bitcoin Reference Instrument is subject to the informational requirements of the Securities Exchange Act of 1934, the Bitcoin Reference Instrument must file reports and other information with the Securities and Exchange Commission (“SEC”). The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding the Bitcoin Reference Instrument that files electronically with the SEC and state the address of that site (http://www.sec.gov).Subsequent Target Outcome PeriodsThe Fund will alert existing shareholders to the Bitcoin Reference Instrument and the new cap at the beginning of each new Target Outcome Period in the following manner:1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the Bitcoin Reference Instrument and the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders.2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Bitcoin Reference Instrument and the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period.3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period and updates references to the Bitcoin Reference Instrument (if necessary). Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website.The information referenced above will also be available on the Fund's website at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BFJA.